Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 17	$ 16	$ 18
Estimated amortization expense on intangible assets, 2014	18
Estimated amortization expense on intangible assets, 2015	18
Estimated amortization expense on intangible assets, 2016	17
Estimated amortization expense on intangible assets, 2017	14
Estimated amortization expense on intangible assets, 2018	$ 13
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated period of benefit (years)	3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated period of benefit (years)	30 years